Loans and borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Balance at the beginning		$ 49	$ 4,028	$ 45
Additions	$ 1,500			6,500
Repayments		(49)	(3,980)	(2,418)
Interest paid			(17)	(85)
Change from financing cashflows		$ (49)	(3,997)	3,997
Discount on low-interest loans from shareholders				(108)
Interest accrued			19	95
Foreign exchange loss / (gain)			(1)	(1)
Balance at the end			$ 49	$ 4,028